Financial Condition, Going Concern and Management Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]

Note 2 - Financial Condition, Going Concern and Management Plans

As of September 30, 2021, the Company had cash of $442,000, current liabilities of $3,166,000, and has incurred a loss from operations and has generated minimal revenue. The Company’s principal operation is the development and operation of primary care health and wellness clinics operated by Nurse Practitioners. In addition, the Company develops and deploys software and systems for the healthcare marketplace. The Company intends to a) develop and acquire telemedical technologies, and b) evaluate other healthcare related opportunities both domestically and on an international basis. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to execute its business plan.

As a result of these factors, there is substantial doubt about the ability of the Company to continue as a going concern for one year from the date the financial statements are issued. The Company’s continuance is dependent on raising capital and generating revenues sufficient to sustain operations. During the nine months ended September 30, 2021, the Company closed on a $3,000,000 Series C Preferred Stock and warrants offering and $1,668,000 restricted Common Stock offering. To continue its expansion plans, the Company believes that additional capital will need to be raised and has entered discussions to do so with certain companies. However, as of the date of these consolidated financial statements, no formal agreement exists.

The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts classified as liabilities that might be necessary should the Company be forced to take any such actions.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or "PPP", established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note (the “Note”) with Bank of America for a loan in the original principal amount of approximately $460,000, and the Company received the full amount of the loan proceeds on May 4, 2020. The current balance is $460,406 and the Company is currently in discussions for a) a partial forgiveness and b) the conversion of any remaining balance into a term note.

COVID -19 Impact

The Company has had some impact on its operations because of the effects of the COVID-19 pandemic, primarily with accessibility to staffing, consultants and in the capital markets, and it is adjusting as needed within its available resources. The Company will continue to assess the effect of the pandemic on its operations. The extent to which the COVID-19 pandemic will continue to impact the Company’s business and operations will depend on future developments that are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, the duration and effect of possible business disruptions and the short-term effects and ultimate effectiveness of the travel restrictions, quarantines, social distancing requirements and business closures in the United States and other countries to contain and treat the disease. While the potential economic impact brought by, and the duration of, COVID-19 may be difficult to assess or predict, a widespread pandemic could result in significant disruption of global financial markets, reducing the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity. In addition, a recession or market correction resulting from the spread of COVID-19 could materially affect the Company’s business and the value of its securities.

Note 2 – Financial Condition, Going Concern and Management Plans

As of December 31, 2020, the Company had cash of $64,789, current liabilities of $3,028,640, and has incurred a loss from operations. The Company’s principal operation is the development and deployment of software and systems for the healthcare marketplace. The Company intends to a) develop and own primary care clinics operated by Nurse Practitioners, b) develop and acquire telemedical technologies, and c) evaluate other healthcare related opportunities both domestically and on an international basis. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to execute its business plan.

As a result of these factors, there is substantial doubt about the ability of the Company to continue as a going concern for one year from the date the financial statements are issued. The Company’s continuance is dependent on raising capital and generating revenues sufficient to sustain operations. The Company believes that the necessary capital will be raised and has entered discussions to do so with certain individuals and companies. However, as of the date of these consolidated financial statements, no formal agreement exists.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts classified as liabilities that might be necessary should the Company be forced to take any such actions.

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or “PPP”, established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 18, 2020, the Company’s former President and COO completed and submitted an application on behalf of the Company to Bank of America, NA (“Bank of America”) for a PPP loan, which was subsequently approved. On April 25, 2020, the Company entered into an unsecured Promissory Note (the “Note”) with Bank of America for a loan in the original principal amount of approximately $460,000, and the Company received the full amount of the loan proceeds on May 4, 2020.

On July 21, 2020, Bank of America notified the Company in writing that it should not have received $440,000 of the loan proceeds disbursed under the Note. The Company investigated the terms of the application and discovered its former President had erroneously represented it was refinancing an Economic Injury Disaster Loan when no such loan had been received. Bank of America requested that the Company remit the funds received back to Bank of America. The Company is currently working with Bank of America on a repayment plan. If we are not successful in negotiating repayment terms, it could have a material adverse effect on our financial condition.

During management's review of the loan application after the loan had been disbursed to the Company, it was determined that the information provided by its former President and COO in the application was not representative of the Company’s situation. After consulting with legal counsel and conferring with the Board of Directors, the Board of Directors, in executive session, voted to remove the Company’s former President and Chief Operating Officer (“COO”) from its Board of Directors, and all operating roles due to the inaccuracy of the loan application. Subsequent to that decision, the former President & COO submitted a resignation from all positions with the Company, which was accepted by the Board and management.

In August 2020, the former President and COO filed a complaint alleging discrimination under certain provisions of the anti-discrimination laws of that state. The Company believes that the action is without merit, and it intends to vigorously defend itself. The Company does not believe it the action will have a material impact on the Company. As of the date of this filing the Company has been advised by the convening judicial organization that it has dismissed this matter, and as such the individual who initiated this action is open to pursue litigation in other venues if they desire.

We have had some impact on our operations as a result of the effect of the pandemic, primarily with accessibility to staffing, consultants and in the capital markets, and we are adjusting as needed within our available resources. The Company will continue to assess the effect of the pandemic on its operations. The extent to which the COVID-19 pandemic will impact the Company’s business and operations will depend on future developments that are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, the duration and effect of possible business disruptions and the short-term effects and ultimate effectiveness of the travel restrictions, quarantines, social distancing requirements and business closures in the United States and other countries to contain and treat the disease. While the potential economic impact brought by, and the duration of, COVID-19 may be difficult to assess or predict, a widespread pandemic could result in significant disruption of global financial markets, reducing the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity. In addition, a recession or market correction resulting from the spread of COVID-19 could materially affect the Company’s business and the value of its securities.